Income Taxes (Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	$ (1,996)	$ (1,967)
Recognized in statement of income	(54)	16
Recognized in other comprehensive income	(18)	(13)
Deferred tax assets (liabilities), end of period	(1,960)	(1,996)
Property, Plant And Equipment And Software Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(412)	(394)
Recognized in statement of income	19	(18)
Deferred tax assets (liabilities), end of period	(393)	(412)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(1,650)	(1,634)
Recognized in statement of income	(9)	(16)
Deferred tax assets (liabilities), end of period	(1,659)	(1,650)
Partnership Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(73)	(11)
Recognized in statement of income	88	(62)
Deferred tax assets (liabilities), end of period	15	(73)
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	162	106
Recognized in statement of income	(46)	56
Deferred tax assets (liabilities), end of period	116	162
Accrued Charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(26)	(34)
Recognized in statement of income	2	21
Recognized in other comprehensive income	(18)	(13)
Deferred tax assets (liabilities), end of period	(42)	(26)
Capital Loss Carry- Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	3
Recognized in statement of income		3
Deferred tax assets (liabilities), end of period	$ 3	$ 3